Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest income:
Loans receivable	$ 29,257	$ 36,776	$ 44,248
Securities available for sale:
Mortgage-backed and related	604	1,098	1,813
Other marketable	737	1,451	2,023
Cash equivalents	101	36	4
Other	117	180	182
Total interest income	30,816	39,541	48,270
Interest expense:
Deposits	3,741	6,847	11,281
Federal Home Loan Bank advances	3,398	4,288	5,978
Total interest expense	7,139	11,135	17,259
Net interest income	23,677	28,406	31,011
Provision for loan losses	2,544	17,278	33,381
Net interest income (loss) after provision for loan losses	21,133	11,128	(2,370)
Non-interest income:
Fees and service charges	3,325	3,739	3,741
Loan servicing fees	964	987	1,067
Gain on sales of loans	3,574	1,656	1,987
Gain on sale of branch office	552	0	0
Other	575	487	476
Total non-interest income	8,990	6,869	7,271
Non-interest expense:
Compensation and benefits	12,452	13,553	13,516
Losses on real estate owned	181	2,681	1,165
Occupancy	3,358	3,741	4,082
Deposit insurance	1,255	1,255	1,933
Data processing	1,332	1,221	1,040
Other	6,092	7,101	5,820
Total noninterest expense	24,670	29,552	27,556
Income (loss) before income tax expense	5,453	(11,555)	(22,655)
Income tax expense	132	0	6,323
Net income (loss)	5,321	(11,555)	(28,978)
Preferred stock dividends and discount	(1,861)	(1,821)	(1,784)
Net income (loss) available to common stockholders	3,460	(13,376)	(30,762)
Other comprehensive loss, net of tax	(520)	(70)	(689)
Comprehensive income (loss) attributable to common shareholders	$ 2,940	$ (13,446)	$ (31,451)
Basic earnings (loss) per common share	$ 0.88	$ (3.47)	$ (8.17)
Diluted earnings (loss) per common share	$ 0.86	$ (3.47)	$ (8.17)